CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended											6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 35,813			$ 31,549	$ 31,559	$ 30,804	$ 28,456	$ 25,824	$ 26,646	$ 23,500	$ 29,552	$ 59,260	$ 53,052	$ 102,260	$ 90,819	$ 79,698	$ 122,368	$ 105,522	$ 110,556
Costs of goods sold and services:
Total costs of goods sold and services	15,660			12,143	12,150	11,388	12,463	13,180	16,341	15,183	15,455	23,851	30,638	41,325	36,001	46,979	48,144	60,159	45,784
Gross profit	20,153			19,406	19,409	19,416	15,993	12,644	10,305	8,317	14,097	35,409	22,414	60,935	54,818	32,719	74,224	45,363	64,772
Operating expenses:
Research and development	8,104			7,210	7,739	6,128	4,987	5,843	6,829	7,257	6,880	11,115	14,137	23,015	18,854	20,966	26,064	26,809	28,383
Selling, General and Administrative Expense	22,908				23,550									73,027	65,642
Other lease costs	889			1,016	928	968	800	802	609			1,768		2,740	2,696	609	3,712	1,411	0
Total operating expenses	31,901			33,023	32,217	28,404	26,571	34,036	48,260	35,280	32,051	54,975	67,331	98,782	87,192	115,591	120,215	149,627	121,293
Loss from operations	(11,748)			(13,617)	(12,808)	(8,988)	(10,578)	(21,392)	(37,955)	(26,963)	(17,954)	(19,566)	(44,917)	(37,847)	(32,374)	(82,872)	(45,991)	(104,264)	(56,521)
Interest income	3,535			4,319	4,185	3,886	3,449	2,815	1,712	552	52	7,335	604	11,165	11,520	2,316	15,839	5,131	(403)
Other income	5			626	2,110	(214)	(5)	533	(235)	(358)	(217)	(219)	(575)	221	1,891	(810)	2,517	(277)	1,340
Loss before income taxes	(8,208)			(8,672)	(6,513)	(5,316)	(7,134)	(18,044)	(36,478)	(26,769)	(18,119)	(12,450)	(44,888)	(26,461)	(18,963)	(81,366)	(27,635)	(99,410)	(55,584)
Income tax expense	(145)			(141)	(203)	(235)	(140)	(154)	(72)	(137)	199	(375)	62	(442)	(578)	(10)	(719)	(164)	36
Net loss	$ (8,353)	$ (7,307)	$ (11,243)	$ (8,813)	$ (6,716)	$ (5,551)	$ (7,274)	$ (18,198)	$ (36,550)	$ (26,906)	$ (17,920)	$ (12,825)	$ (44,826)	$ (26,903)	$ (19,541)	$ (81,376)	$ (28,354)	$ (99,574)	$ (55,548)
Net loss per common share, basic (in dollars per share)	$ (0.22)			$ (0.23)	$ (0.18)	$ (0.15)	$ (0.19)	$ (0.49)	$ (0.99)	$ (0.73)	$ (0.49)	$ (0.34)	$ (1.22)	$ (0.7)	$ (0.52)	$ (2.2)	$ (0.75)	$ (2.69)	$ (1.54)
Net loss per common share, diluted (in dollars per share)	$ (0.22)			$ (0.23)	$ (0.18)	$ (0.15)	$ (0.19)	$ (0.49)		$ (0.73)	$ (0.49)	$ (0.34)	$ (1.22)	$ (0.7)	$ (0.52)		$ (0.75)	$ (2.69)	$ (1.54)
Weighted-average common shares outstanding, basic (in shares)	38,449,000			37,890,000	37,657,000	37,494,000	37,327,000	37,160,000	37,005,000	36,922,000	36,851,000	37,411,000	36,887,000	38,305,000	37,494,000	36,927,000	37,594,000	36,991,000	35,997,000
Weighted-average common shares outstanding, diluted (in shares)	38,449,000			37,890,000	37,657,000	37,494,000	37,327,000	37,160,000		36,922,000	36,851,000	37,411,000	36,887,000	38,305,000	37,494,000		37,594,000	36,991,000	35,997,000
Product revenue
Revenues:
Total revenues	$ 19,694			$ 20,821	$ 19,940	$ 19,549	$ 19,360	$ 16,674	$ 17,693	$ 14,785	$ 20,656	$ 38,909	$ 35,441	$ 59,251	$ 58,849	$ 53,134	$ 79,670	$ 69,808	$ 81,062
Costs of goods sold and services:
Total costs of goods sold and services	10,554			7,314	7,209	6,701	7,879	9,491	11,347	10,546	11,457	14,580	22,003	25,461	21,789	33,350	29,103	42,841	32,114
Service and other revenue
Revenues:
Total revenues	13,845				10,883									39,323	29,859		40,089	34,495	23,629
Costs of goods sold and services:
Total costs of goods sold and services	5,106				4,941									15,864	14,212
Collaboration and license revenue
Revenues:
Total revenues	1,872			146	237	629	368	170	301	92	$ 86	997	178	2,756	1,234	479	1,380	649	648
Grant revenue
Revenues:
Total revenues	$ 402			$ 352	$ 499	$ 156	$ 222	$ 213	$ 282	$ 75		$ 378	$ 75	$ 930	$ 877	$ 357	$ 1,229	$ 570	$ 5,217